Financial assets and financial liabilities (Details) - Schedule of cash and cash equivalents - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Cash at Bank and in hand:
Cash at bank and in hand	$ 22,110,278	$ 25,047,281
Total	$ 22,110,278	$ 25,047,281